The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2019

Effective as of the date hereof, the paragraph under the heading “Guide For Direct Shareholders−Account Information−How to Open an Account” is hereby deleted and replaced with the following:

You may open an account by mail or through a financial intermediary. You can download a Prospectus and an Account Application from www.roycefunds.com.

Effective as of the date hereof, the sub-heading “Online” on page 49 and the three paragraphs appearing under that sub-heading are hereby deleted in their entirety.

Royce Special Equity Fund

Effective as of the date hereof, the third sentence in the second paragraph under the heading “Principal Investment Strategy” for Royce Special Equity Fund is hereby deleted and replaced with the following:

Although the Fund normally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries.

December 5, 2019

ISIRSE-120519

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2019

Effective as of the date hereof, the paragraph under the heading “Guide For Direct Shareholders−Account Information−How to Open an Account” is hereby deleted and replaced with the following:

You may open an account by mail or through a financial intermediary. You can download a Prospectus and an Account Application from www.roycefunds.com.

Effective as of the date hereof, the sub-heading “Online” on page 45 and the three paragraphs appearing under that sub-heading are hereby deleted in their entirety.

Royce Special Equity Fund

Effective as of the date hereof, the third sentence in the second paragraph under the heading “Principal Investment Strategy” is hereby deleted and replaced with the following:

Although the Fund normally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries.

December 5, 2019

CRRSE-120519

The Royce Fund

Supplement to the Statement of Additional Information Dated May 1, 2019

Effective as of the date hereof, Operating Policy #1 of Royce Special Equity Fund under the heading “Investment Policies and Limitations” is hereby deleted and replaced with the following:

1.	Invest more than 10% of its assets in the securities of foreign issuers;

Effective as of the date hereof, the fourth sentence in the first paragraph under the heading “Risk Factors and Special Considerations−Foreign Investments” is hereby deleted and replaced with the following:

Each of Royce Special Equity Fund and Royce Opportunity Fund may invest up to 10% of its total assets in the securities of companies that are headquartered in foreign countries while each of Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Total Return Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, and Royce Dividend Value Fund may invest up to 25% of its net assets in such securities.

December 5, 2019

SAIRSE-120519